Summarizes The Revenue Expected to be Recognized in Future Related to Unsatisfied Performance Obligations (Detail) - Unsatisfied Performance Obligations - USD ($) $ in Thousands	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018
'Revenue expected to be recognized in future related to unsatisfied performance obligations [Line Items]
Contract liabilities/deferred revenue			$ 1,244
Scenario, Forecast
'Revenue expected to be recognized in future related to unsatisfied performance obligations [Line Items]
Contract liabilities/deferred revenue	$ 552	$ 692